Fees Summary	Sep. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,201,520
Previously Paid Amount	0.00
Total Fee Amount	1,210.54
Total Offset Amount	0.00
Net Fee	1,210.54
Narrative - Max Aggregate Offering Price	$ 8,201,520
Final Prospectus	true